UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2488

Dreyfus Premier Equity Funds, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	9/30
Date of reporting period:	9/30/08

FORM N-CSR

Item 1.	Reports to Stockholders.

Dreyfus Premier Growth and Income Fund

ANNUAL REPORT September 30, 2008

BNY MELLON
ASSET MANAGEMENT

Dreyfus

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses
With Those of Other Funds
9	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
22	Notes to Financial Statements
31	Report of Independent Registered
Public Accounting Firm
32	Important Tax Information
33	Board Members Information
36	Officers of the Fund

FOR MORE INFORMATION

Back Cover

Dreyfus Premier
Growth and Income Fund

The Fund

A LETTER FROM THE CEO

Dear Shareholder:

We present to you this annual report for Dreyfus Premier Growth and Income Fund, covering the 12-month period from October 1, 2007, through September 30, 2008.

These are difficult times for equity investors. A credit crunch that began in early 2007 has developed into a full-blown global financial crisis, recently resulting in the failure of several major financial institutions and prompting a massive government rescue effort. Meanwhile, the U.S. economic slowdown has gathered momentum,depressing investor sentiment, consumer confidence and business investment.These factors undermined returns in most stock market sectors, particularly financial companies and businesses that tend to be more sensitive to economic trends.

The depth and duration of the economic downturn will depend on how quickly the financial system can be stabilized.We believe that the Temporary Guarantee Program for Money Market Funds and the $700 billion rescue package intended to promote greater liquidity in the financial markets meet several critical requirements for addressing today’s financial stresses, and we expect these measures to contribute to a more orderly deleveraging process. However, recuperation from the financial crisis is likely to take time. In the meantime, we encourage you to keep in touch with your financial advisor and maintain a long-term and disciplined perspective to investing. Indeed, we already are seeing some positive signs, including a likely peak in global inflationary pressures, a bottoming of the U.S. dollar, attractive valuations among fundamentally sound companies and a large pool of worldwide financial liquidity that could be deployed gradually as the economic cycle turns. For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chief Executive Officer
The Dreyfus Corporation
October 15, 2008

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2007, through September 30, 2008, as provided by John Jares, Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended September 30, 2008, Dreyfus Premier Growth and Income Fund’s Class A shares produced a –24.27% total return, Class B shares returned –24.99%, Class C shares returned –24.89%, Class I shares returned –27.61% and Class T shares returned –25.03% .1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index”), produced a total return of –21.96% for the same period.2 The Russell 1000 Growth Index, which more closely reflects the fund’s current composition, returned –20.88% over the reporting period.3

An economic slowdown and an intensifying financial crisis dampened investors’ confidence over the reporting period, triggering sharp stock market declines.The fund produced lower returns than the S&P 500 Index, mainly due to disappointing security selections in the information technology and energy sectors.

On a separate note, effective on or about December 1, 2008, the fund’s name will be changed to Dreyfus Capital Growth and Income Fund.

The Fund’s Investment Approach

The fund seeks long-term capital growth, current income and growth of income, consistent with reasonable investment risk, by investing primarily in domestic and foreign stocks that may include common, preferred and convertible securities, including those issued in initial public offerings. When choosing stocks, we use a “growth” style of investing, searching for companies whose fundamental strengths suggest the potential for superior earnings growth over time. We use a consistent, “bottom-up” approach that emphasizes individual stock selection, and we perform qualitative and quantitative in-house research to determine whether a stock meets our investment criteria. Income is primarily generated from dividend-paying stocks.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Equity Markets Floundered Amid Financial Turmoil

A U.S. economic downturn and the spread of turmoil in global credit markets were the primary drivers of negative stock market performance over the reporting period. As the fund’s fiscal year progressed, tighter credit conditions, sluggish consumer spending, rising unemployment and higher energy and food costs took their toll on stock prices across a variety of economic sectors.Although aggressive efforts by the Federal Reserve Board and, later in the reporting period, falling commodity prices appeared at times to stabilize financial markets, economic and credit conditions continued to deteriorate. By the reporting period’s end, the financial crisis had resulted in the failure of several large financial institutions, prompting the federal government to intervene with a massive rescue effort in an attempt to thaw frozen credit markets.

Technology and Energy Stocks Weighed on Results

In light of sluggish consumer and business spending, a number of information technology companies—including fund holdings Broadcom, Cisco Systems and Google—suffered significant declines. Operating problems and slackening demand for solar panels triggered a decline in silicon wafer producer MEMC Electronic Materials. Apple’s stock encountered heightened volatility due to reduced earnings guidance and rumors regarding the health of its CEO. The fund’s underweighted exposure to the energy sector, as well as its positions in weaker-performing integrated oil producers Exxon Mobil and Chevron, also hindered the fund’s results. Lighter exposure to the stronger-performing materials sector early in the reporting period, together with poor timing in the purchase of Freeport-McMoRan Copper & Gold, detracted further from the fund’s relative performance.

On the other hand, an underweighted allocation to the hard-hit financials sector compared to the S&P 500 Index contributed positively to the fund’s performance. Our security selection strategy among financial stocks provided an additional boost. By remaining cautious regarding financial firms with substantial exposure to the mortgage industry, the fund avoided some of the more severely affected components of the financials sector. Conversely, the fund participated in the relative strength of brokerage firm Charles Schwab, which gained assets as investors fled its less financially sound competitors.

The fund’s investments in the consumer sectors also fared relatively well, as Wal-Mart Stores and Family Dollar Stores, which was sold during the reporting period, benefited when cost-conscious consumers turned to less expensive goods. A substantially underweighted allocation to the telecommunication services sector bolstered the fund’s results in the slumping economy. Other solid individual performers included cosmetics seller Avon Products, which achieved strong sales results in overseas markets; health care firm Gilead Sciences, which benefited from its well-received HIV treatments; and fertilizer producer Potash Corp. of Saskatchewan, which was purchased and sold with favorable timing during the reporting period.

Focus on Domestic-Oriented Companies

As of the reporting period’s end, economic weakness has spread from the United States to the global economy.Therefore, we have intensified our focus on companies with greater domestic exposure, particularly those driven by consumer end-markets. We believe that such companies have probably sustained the bulk of market-driven losses for the current cycle, and they may be poised to benefit from improving fundamentals while their more export-oriented counterparts continue to suffer in international markets. In addition, because energy prices have retreated from their peak, consumers may have more expendable income. Regardless of the market’s behavior, we intend to continue to search for attractive opportunities for long-term growth.

October 15, 2008

1	Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. – Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.The index does not take into account fees and expenses to which the fund is subject.
3	SOURCE: LIPPER INC. – Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.The index does not take into account fees and expenses to which the fund is subject.

The Fund 5

FUND PERFORMANCE

† Source: Lipper Inc.

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class B, Class C and Class I shares of Dreyfus Premier Growth and Income Fund on 9/30/98 to a $10,000 investment made on that date in the Standard & Poor’s 500 Composite Stock Price Index (the “Index”). All dividends and capital gain distributions are reinvested. Performance for Class T shares will vary from the performance of Class A, Class B, Class C and Class I shares shown above due to differences in charges and expenses.

The fund’s performance shown in the line graph takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes.The Index is a widely accepted, unmanaged index of overall U.S. stock market performance. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

Average Annual Total Returns as of 9/30/08

	Inception
	Date	1 Year	5 Years	10 Years

Class A shares
with maximum sales charge (5.75%)		(28.64)%	1.67%	1.05%
without sales charge		(24.27)%	2.88%	1.65%
Class B shares
with applicable redemption charge †		(27.73)%	1.65%	1.17%
without redemption		(24.99)%	2.01%	1.17%
Class C shares
with applicable redemption charge ††		(25.58)%	2.09%	0.89%
without redemption		(24.89)%	2.09%	0.89%
Class I shares		(27.61)%	1.31%	0.90%
Class T shares
with applicable sales charge (4.5%)	2/1/00	(28.39)%	1.19%	0.45%†††
without sales charge	2/1/00	(25.03)%	2.12%	0.92%†††

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance for Class B shares assumes the conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase.
† The maximum contingent deferred sales charge for Class B shares is 4%. After six years Class B shares convert to
Class A shares.
†† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
††† The total return performance figures presented for Class T shares of the fund reflect the performance of the fund’s
Class A shares for period prior to 2/1/00 (the inception date for Class T shares), adjusted to reflect the applicable sales load for that class and the applicable distribution/servicing fees thereafter.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Growth and Income Fund from April 1, 2008 to September 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2008
	Class A	Class B	Class C	Class I	Class T

Expenses paid per $1,000†	$ 8.91	$ 13.29	$ 12.41	$ 15.34	$ 13.38
Ending value (after expenses)	$876.50	$872.30	$872.80	$870.20	$871.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2008
	Class A	Class B	Class C	Class I	Class T

Expenses paid per $1,000†	$ 9.57	$ 14.28	$ 13.33	$ 16.47	$ 14.38
Ending value (after expenses)	$1,015.50	$1,010.80	$1,011.75	$1,008.60	$1,010.70

† Expenses are equal to the fund’s annualized expense ratio of 1.90% for Class A, 2.84% for Class B, 2.65% for Class C, 3.28% for Class I and 2.86% for Class T, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
September 30, 2008

Common Stocks—96.1%	Shares	Value ($)

Computers—7.6%
Apple	4,144 [a]	471,007
Microsoft	36,831	983,019
		1,454,026
Consumer Discretionary—10.0%
Amazon.com	2,462 [a]	179,135
Apollo Group, Cl. A	4,379 [a]	259,675
Best Buy	6,047	226,763
GameStop, Cl. A	6,402 [a]	219,012
Gap	13,606	241,915
Home Depot	8,986	232,648
Limited Brands	10,901	188,805
Nordstrom	2,947 [b]	84,933
Omnicom Group	2,545	98,135
Walt Disney	5,895	180,918
		1,911,939
Consumer Staples—12.4%
Avon Products	8,608	357,835
CVS Caremark	4,267	143,627
Dean Foods	9,684 [a]	226,218
Estee Lauder, Cl. A	2,966	148,033
Kraft Foods, Cl. A	10,820	354,355
PepsiCo	3,207	228,563
Philip Morris International	3,017	145,118
Procter & Gamble	3,368	234,716
Wal-Mart Stores	8,720	522,241
		2,360,706
Energy—9.2%
Apache	980	102,194
Chesapeake Energy	4,918	176,359
Chevron	3,253	268,307
Exxon Mobil	4,845	376,263
Hess	970	79,618

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Energy (continued)
National Oilwell Varco	3,067 [a]	154,055
Schlumberger	3,439	268,552
Transocean	1,340 [a]	147,185
Ultra Petroleum	3,457 [a]	191,310
		1,763,843
Exchange Traded Funds—1.5%
Standard & Poor’s Depository
Receipts (Tr. Ser. 1)	2,430 [b]	281,856
Financial—6.5%
Assurant	3,014	165,770
Charles Schwab	13,895	361,270
Janus Capital Group	10,225	248,263
JPMorgan Chase & Co.	4,057	189,462
Unum Group	11,154	279,965
		1,244,730
Health Care—13.2%
Abbott Laboratories	6,610	380,604
Allergan	4,811	247,766
BioMarin Pharmaceutical	11,285 [a]	298,940
Covidien	5,326	286,326
Gilead Sciences	3,104 [a]	141,480
Johnson & Johnson	3,230	223,774
Pharmaceutical Product Development	12,176	503,478
Thermo Fisher Scientific	3,562 [a]	195,910
Wyeth	6,359	234,901
		2,513,179
Industrial—8.0%
Deere & Co.	2,485	123,008
Dover	8,003	324,522
Energy Conversion Devices	2,598 [a,b]	151,334
FedEx	1,893	149,623
Precision Castparts	821	64,678
Union Pacific	4,724	336,160
Waste Management	11,931	375,707
		1,525,032

Common Stocks (continued)	Shares	Value ($)

Information Technology—24.2%
Activision Blizzard	14,266 [a]	220,124
Adobe Systems	5,650 [a]	223,005
Agilent Technologies	11,964 [a]	354,852
Akamai Technologies	10,728 [a]	187,096
Altera	12,670	262,016
Autodesk	2,430 [a]	81,527
Broadcom, Cl. A	7,365 [a]	137,210
Cisco Systems	22,056 [a]	497,583
Electronic Arts	8,889 [a]	328,804
EMC	19,752 [a]	236,234
Google, Cl. A	1,060 [a]	424,551
Hewlett-Packard	7,501	346,846
Intel	19,112	357,968
KLA-Tencor	3,758	118,941
MEMC Electronic Materials	8,824 [a]	249,366
Oracle	11,854 [a]	240,755
QUALCOMM	4,926	211,670
Research In Motion	719 [a]	49,108
Visa, Cl. A	1,596	97,978
		4,625,634
Materials—2.4%
Allegheny Technologies	1,291	38,149
Cleveland-Cliffs	958	50,717
Freeport-McMoRan Copper & Gold	3,027	172,085
Monsanto	1,912	189,250
		450,201
Telecommunication Services—1.1%
Verizon Communications	6,523	209,323
Total Common Stocks
(cost $19,277,097)		18,340,469

Other Investment—3.8%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $724,000)	724,000 [c]	724,000

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Investment of Cash Collateral
for Securities Loaned—2.1%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $393,192)	393,192 [c]	393,192

Total Investments (cost $20,394,289)	102.0%	19,457,661
Liabilities, Less Cash and Receivables	(2.0%)	(383,898)
Net Assets	100.0%	19,073,763

a Non-income producing security.
b All or a portion of these securities are on loan. At September 30, 2008, the total market value of the fund’s securities on loan is $400,008 and the total market value of the collateral held by the fund is $393,192.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)

Information Technology	24.2	Financial	6.5
Health Care	13.2	Money Market Investments	5.9
Consumer Staples	12.4	Materials	2.4
Consumer Discretionary	10.0	Exchange Traded Funds	1.5
Energy	9.2	Telecommunication Services	1.1
Industrial	8.0
Computers	7.6		102.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2008

				Cost	Value

Assets ($):
Investments in securities—See Statement
of Investments (including securities on loan,
valued at $400,008)—Note 1(b):
Unaffiliated issuers			19,277,097		18,340,469
Affiliated issuers			1,117,192		1,117,192
Receivable for investment securities sold					196,670
Dividends and interest receivable					13,273
Receivable for shares of Common Stock subscribed					63
Prepaid expenses					11,642
					19,679,309

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					28,647
Cash overdraft due to Custodian					24,713
Liability for securities on loan—Note 1(b)					393,192
Payable for shares of Common Stock redeemed					96,622
Accrued expenses					62,372
					605,546

Net Assets ($)					19,073,763

Composition of Net Assets ($):
Paid-in capital					21,445,311
Accumulated net realized gain (loss) on investments					(1,434,920)
Accumulated net unrealized appreciation
(depreciation) on investments					(936,628)

Net Assets ($)					19,073,763

Net Asset Value Per Share
	Class A	Class B	Class C	Class I	Class T

Net Assets ($)	16,958,738	637,734	1,404,821	5,173	67,297
Shares Outstanding	1,127,938	46,926	102,383	367.46	4,844

Net Asset Value
Per Share ($)	15.04	13.59	13.72	14.08	13.89

See notes to financial statements.

The Fund 13

STATEMENT OF OPERATIONS
Year Ended September 30, 2008

Investment Income ($):
Income:
Cash dividends (net of $306 foreign taxes withheld at source):
Unaffiliated issuers	299,652
Affiliated issuers	12,849
Income from securities lending	5,425
Total Income	317,926
Expenses:
Management fee—Note 3(a)	187,420
Shareholder servicing costs—Note 3(c)	120,392
Registration fees	55,784
Auditing fees	30,703
Distribution fees—Note 3(b)	21,202
Legal fees	16,906
Prospectus and shareholders’ reports	16,439
Custodian fees—Note 3(c)	9,805
Directors’ fees and expenses—Note 3(d)	4,209
Loan commitment fees—Note 2	301
Interest expense—Note 2	66
Miscellaneous	13,527
Total Expenses	476,754
Less—reduction in fees due to earnings credits—Note 1(b)	(3,560)
Net Expenses	473,194
Investment (Loss)—Net	(155,268)

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(880,648)
Net unrealized appreciation (depreciation) on investments	(5,562,833)
Net Realized and Unrealized Gain (Loss) on Investments	(6,443,481)
Net (Decrease) in Net Assets Resulting from Operations	(6,598,749)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended September 30,

	2008	2007[a]

Operations ($):
Investment (loss)—net	(155,268)	(51,729)
Net realized gain (loss) on investments	(880,648)	1,944,123
Net unrealized appreciation
(depreciation) on investments	(5,562,833)	2,496,216
Net Increase (Decrease) in Net Assets
Resulting from Operations	(6,598,749)	4,388,610

Dividends to Shareholders from ($):
Net realized gain on investments:
Class A Shares	(2,002,945)	(1,354,064)
Class B Shares	(146,225)	(188,040)
Class C Shares	(142,597)	(95,571)
Class I Shares	(501)	(806)
Class T Shares	(9,287)	(11,237)
Total Dividends	(2,301,555)	(1,649,718)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	1,567,065	2,433,187
Class B Shares	160,865	238,027
Class C Shares	767,019	254,703
Class I Shares	970	9,003
Class T Shares	24,394	29,964
Dividends reinvested:
Class A Shares	1,823,342	1,220,838
Class B Shares	121,832	160,391
Class C Shares	112,335	76,543
Class I Shares	501	806
Class T Shares	9,287	11,237
Cost of shares redeemed:
Class A Shares	(4,695,055)	(5,201,361)
Class B Shares	(1,315,116)	(2,157,739)
Class C Shares	(556,891)	(505,568)
Class I Shares	—	(16,525)
Class T Shares	(54,598)	(290,444)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(2,034,050)	(3,736,938)
Total Increase (Decrease) in Net Assets	(10,934,354)	(998,046)

Net Assets ($):
Beginning of Period	30,008,117	31,006,163
End of Period	19,073,763	30,008,117

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended September 30,

	2008	2007[a]

Capital Share Transactions:
Class Ab
Shares sold	82,887	119,865
Shares issued for dividends reinvested	92,602	61,699
Shares redeemed	(256,815)	(254,604)
Net Increase (Decrease) in Shares Outstanding	(81,326)	(73,040)

Class Bb
Shares sold	9,728	12,681
Shares issued for dividends reinvested	6,795	8,755
Shares redeemed	(77,038)	(114,612)
Net Increase (Decrease) in Shares Outstanding	(60,515)	(93,176)

Class C
Shares sold	47,745	13,631
Shares issued for dividends reinvested	6,213	4,151
Shares redeemed	(35,682)	(26,447)
Net Increase (Decrease) in Shares Outstanding	18,276	(8,665)

Class I
Shares sold	55	450
Shares issued for dividends reinvested	26	41
Shares redeemed	—	(821)
Net Increase (Decrease) in Shares Outstanding	81	(330)

Class T
Shares sold	1,371	1,567
Shares issued for dividends reinvested	506	601
Shares redeemed	(3,131)	(14,944)
Net Increase (Decrease) in Shares Outstanding	(1,254)	(12,776)

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	During the period ended September 30, 2008, 36,483 Class B shares representing $650,649 were automatically converted to 33,298 Class A shares and during the period ended September 30, 2007, 48,691 Class B shares representing $921,625 were automatically converted to 45,200 Class A shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended September 30,

Class A Shares	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value, beginning of period	21.56	19.69	18.09	16.49	15.05
Investment Operations:
Investment income (loss)—net[a]	(.10)	(.01)	.20	.13	.02
Net realized and unrealized
gain (loss) on investments	(4.73)	2.95	1.52	1.49	1.42
Total from Investment Operations	(4.83)	2.94	1.72	1.62	1.44
Distributions:
Dividends from investment income—net	—	—	(.12)	(.02)	—
Dividends from net realized
gain on investments	(1.69)	(1.07)	—	—	—
Total Distributions	(1.69)	(1.07)	(.12)	(.02)	—
Net asset value, end of period	15.04	21.56	19.69	18.09	16.49

Total Return (%)[b]	(24.27)	15.43	9.56	9.83	9.57

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.81	1.59	1.81	1.61	1.55
Ratio of net expenses
to average net assets	1.80	1.59	1.81[c]	1.61[c]	1.55
Ratio of net investment income
(loss) to average net assets	(.53)	(.04)	.11	.71	.14
Portfolio Turnover Rate	99.98	70.44	120.00	77.97	44.78

Net Assets, end of period ($ x 1,000)	16,959	26,070	25,253	27,137	30,924

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

		Year Ended September 30,

Class B Shares	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value, beginning of period	19.82	18.33	16.87	15.51	14.27
Investment Operations:
Investment (loss)—net[a]	(.23)	(.16)	(.11)	(.01)	(.11)
Net realized and unrealized
gain (loss) on investments	(4.31)	2.72	1.57	1.39	1.35
Total from Investment Operations	(4.54)	2.56	1.46	1.38	1.24
Distributions:
Dividends from investment income—net	—	—	—	(.02)	—
Dividends from net realized
gain on investments	(1.69)	(1.07)	—	—	—
Total Distributions	(1.69)	(1.07)	—	(.02)	—
Net asset value, end of period	13.59	19.82	18.33	16.87	15.51

Total Return (%)[b]	(24.99)	14.46	8.66	8.93	8.69

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.67	2.43	2.61	2.43	2.39
Ratio of net expenses
to average net assets	2.66	2.43	2.61[c]	2.43[c]	2.39
Ratio of net investment
(loss) to average net assets	(1.39)	(.88)	(.66)	(.08)	(.71)
Portfolio Turnover Rate	99.98	70.44	120.00	77.97	44.78

Net Assets, end of period ($ x 1,000)	638	2,129	3,677	5,560	7,643

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

		Year Ended September 30,

Class C Shares	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value, beginning of period	19.97	18.45	16.96	15.59	14.33
Investment Operations:
Investment (loss)—net[a]	(.22)	(.15)	(.11)	(.01)	(.10)
Net realized and unrealized
gain (loss) on investments	(4.34)	2.74	1.60	1.40	1.36
Total from Investment Operations	(4.56)	2.59	1.49	1.39	1.26
Distributions:
Dividends from investment income—net	—	—	—	(.02)	—
Dividends from net realized
gain on investments	(1.69)	(1.07)	—	—	—
Total Distributions	(1.69)	(1.07)	—	(.02)	—
Net asset value, end of period	13.72	19.97	18.45	16.96	15.59

Total Return (%)[b]	(24.89)	14.54	8.79	8.92	8.79

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.57	2.36	2.58	2.38	2.26
Ratio of net expenses
to average net assets	2.56	2.36	2.58[c]	2.38[c]	2.26
Ratio of net investment
(loss) to average net assets	(1.28)	(.80)	(.66)	(.06)	(.59)
Portfolio Turnover Rate	99.98	70.44	120.00	77.97	44.78

Net Assets, end of period ($ x 1,000)	1,405	1,679	1,711	2,002	2,261

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

		Year Ended September 30,

Class I Shares	2008	2007[a]	2006	2005	2004

Per Share Data ($):
Net asset value, beginning of period	21.18	19.48	17.89	16.58	15.23
Investment Operations:
Investment income (loss)—net[b]	(.89)	(.05)	(.01)	(.14)	.03
Net realized and unrealized
gain (loss) on investments	(4.52)	2.82	1.69	1.45	1.32
Total from Investment Operations	(5.41)	2.77	1.68	1.31	1.35
Distributions:
Dividends from investment income—net	—	—	(.09)	—	—
Dividends from net realized
gain on investments	(1.69)	(1.07)	—	—	—
Total Distributions	(1.69)	(1.07)	(.09)	—	—
Net asset value, end of period	14.08	21.18	19.48	17.89	16.58

Total Return (%)	(27.61)	14.69	9.44	7.90	8.86

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	6.37[c]	2.06	1.89	2.83	1.40
Ratio of net expenses
to average net assets	6.35[c]	2.06	1.89[d]	2.83[d]	1.40
Ratio of net investment income
(loss) to average net assets	(5.08)	(.27)	(.03)	(.75)	.17
Portfolio Turnover Rate	99.98	70.44	120.00	77.97	44.78

Net Assets, end of period ($ x 1,000)	5	6	12	7	1

a	Effective June 1, 2007, the fund redesignated Class R shares to Class I shares.
b	Based on average shares outstanding at each month end.
c	The high expense ratio was a result of fixed class expenses being charged to a class with small net assets.
d	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

		Year Ended September 30,

Class T Shares	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value, beginning of period	20.23	18.67	17.21	15.76	14.52
Investment Operations:
Investment income (loss)—net[a]	(.26)	(.11)	(.07)	.01	(.12)
Net realized and unrealized
gain (loss) on investments	(4.39)	2.74	1.63	1.44	1.36
Total from Investment Operations	(4.65)	2.63	1.56	1.45	1.24
Distributions:
Dividends from investment income—net	—	—	(.10)	—	—
Dividends from net realized
gain on investments	(1.69)	(1.07)	—	—	—
Total Distributions	(1.69)	(1.07)	(.10)	—	—
Net asset value, end of period	13.89	20.23	18.67	17.21	15.76

Total Return (%)[b]	(25.03)	14.58	9.07	9.20	8.54

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.77	2.17	2.31	2.17	2.42
Ratio of net expenses
to average net assets	2.75	2.17	2.31[c]	2.17[c]	2.42
Ratio of net investment income
(loss) to average net assets	(1.48)	(.59)	(.42)	.05	(.72)
Portfolio Turnover Rate	99.98	70.44	120.00	77.97	44.78

Net Assets, end of period ($ x 1,000)	67	123	352	306	196

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 21

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Growth and Income Fund (the “fund”) is a separate non-diversified series of Dreyfus Premier Equity Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering one series, the fund. The fund’s investment objective is long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 50 million shares of $1.00 par value Common Stock in each of the following classes of shares: Class A, Class B, Class C, Class I and Class T. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allo-

cation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of September 30, 2008, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 68 of the outstanding Class I shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is to be maintained.At September 30, 2008, the market value of the collateral was 98% of the market value of the securities on loan.The fund received additional collateral subsequent to year end which resulted in the market value of the collateral to be at least 100% of the market value of the securities on loan. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended September 30, 2008,The Bank of NewYork Mellon earned $2,325 from lending fund portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Liability for tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended September 30, 2008.

As of and during the period ended September 30, 2008, the fund did not have any liabilities for any unrecognized tax positions. The fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended September 30, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At September 30, 2008, the components of accumulated earnings on a tax basis were as follows: unrealized depreciation $1,036,353. In addition, the fund had $1,335,195 of capital losses realized after October 31, 2007, which were deferred for tax purposes to the first day of the following fiscal year.

The tax character of distributions paid to shareholders during the fiscal periods ended September 30, 2008 and September 30, 2007 were as follows: ordinary income $1,518,890 and $56,118 and long-term capital gains $782,665 and $1,593,600.

During the period ended September 30, 2008, as a result of permanent book to tax differences, primarily due to the tax treatment for net operating losses, the fund increased accumulated undistributed investment income-net by $155,268, decreased accumulated net realized gain (loss) on investments by $33,605 and decreased paid-in capital by $121,663. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing.

The average daily amount of borrowings outstanding under the Facility during the period ended September 30, 2008 was $2,300, with a related weighted average annualized interest rate of 2.83% .

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management Agreement with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended September 30, 2008, the Distributor retained $1,492 and $3 from commissions earned on sales of the fund’s Class A

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

and Class T shares, respectively, and $8,435 and $38 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended September 30, 2008, Class B, Class C and Class T shares were charged $9,299, $11,663 and $240, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at the annual rate of .25% of the value of their average daily net assets for the provision of certain ser-vices.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2008, Class A, Class B, Class C and Class T shares were charged $55,231, $3,100, $3,888 and $240, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended September 30, 2008, the fund was charged $33,256 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended September 30, 2008, the fund was charged $3,560 pursuant to the cash management agreement.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended September 30, 2008, the fund was charged $9,805 pursuant to the custody agreement.

During the period ended September 30, 2008, the fund was charged $5,907 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $12,534, Rule 12b-1 distribution plan fees $1,420, shareholder services plan fees $4,202, custodian fees $3,978, chief compliance officer fees $1,497 and transfer agency per account fees $5,016.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2008, amounted to $24,665,073 and $29,800,000, respectively.

At September 30, 2008, the cost of investments for federal income tax purposes was $20,494,014; accordingly, accumulated net unrealized depreciation on investments was $1,036,353, consisting of $1,288,960 gross unrealized appreciation and $2,325,313 gross unrealized depreciation.

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

NOTE 5—Subsequent Event:

On September 23, 2008, the Board of Directors of the Company approved the liquidation of the fund, effective on or about January 9, 2009 (the “Liquidation Date”).Accordingly, effective on October 24, 2008, no new or subsequent investments in the fund will be permitted. In addition, effective September 24, 2008, the CDSC applicable to redemptions of Class B and Class C shares and certain Class A and Class T shares of the fund will be waived on any redemption of such fund shares.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Premier Growth and Income Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Premier Growth and Income Fund (one of the series comprising Dreyfus Premier Equity Funds, Inc.) as of September 30, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein.These financial state ments and financial highlights are the responsibility of the Fund’s man agement. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reason able assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial report ing. Our audits included consideration of internal control over finan cial reporting as a basis for designing audit procedures that are appro priate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over finan cial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presen tation. Our procedures included confirmation of securities owned as of September 30, 2008 by correspondence with the custodian and others We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Premier Growth and Income Fund at September 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the finan cial highlights for each of the indicated years, in conformity with U.S generally accepted accounting principles.

New York, New York
November 17, 2008

The Fund 31

IMPORTANT TAX INFORMATION ( U n a u d i t e d )

For federal tax purposes, the fund hereby designates $.5730 per share as a long-term capital gain distribution and $1.1120 per share as a short-term capital gain distribution of the $1.6850 per share paid on December 11, 2007. Also the fund hereby designates 33.46% of the ordinary dividends paid during the fiscal year ended September 30, 2008 as qualifying for the corporate dividends received deduction. Also certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $485,136 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in January 2009 of the percentage applicable to the preparation of their 2008 income tax returns.

BOARD MEMBERS INFORMATION ( U n a u d i t e d )

Joseph S. DiMartino (64)
Chairman of the Board (1995)

Principal Occupation During Past 5Years:

• Corporate Director and Trustee

Other Board Memberships and Affiliations:

• The Muscular Dystrophy Association, Director

• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director • The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director • Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 167

Peggy C. Davis (65)
Board Member (2006)

Principal Occupation During Past 5Years:

• Shad Professor of Law, New York University School of Law (1983-present)

• Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training

No. of Portfolios for which Board Member Serves: 58

David P. Feldman (68)
Board Member (1994)

Principal Occupation During Past 5Years:

• Corporate Director and Trustee

Other Board Memberships and Affiliations:

• BBH Mutual Funds Group (11 funds), Director

• The Jeffrey Company, a private investment company, Director

No. of Portfolios for which Board Member Serves: 50

The Fund 33

BOARD MEMBERS INFORMATION ( U n a u d i t e d ) (continued)

James F. Henry (77)
Board Member (1968)

Principal Occupation During Past 5Years:

• President,The International Institute for Conflict Prevention and Resolution, a non-profit organization principally engaged in the development of alternatives to business litigation (Retired 2003) • Advisor to The Elaw Forum, a consultant on managing corporate legal costs • Advisor to John Jay Homestead (the restored home of the first U.S. Chief Justice) • Individual Trustee of several trusts

Other Board Memberships and Affiliations:

• Director, advisor and mediator involved in several non-profit organizations, primarily engaged in domestic and international dispute resolution, and historic preservation

No. of Portfolios for which Board Member Serves: 36

Ehud Houminer (68)
Board Member (2006)

Principal Occupation During Past 5Years:

• Executive-in-Residence at the Columbia Business School, Columbia University

Other Board Memberships and Affiliations:

• Avnet Inc., an electronics distributor, Director

• International Advisory Board to the MBA Program School of Management, Ben Gurion University, Chairman

No. of Portfolios for which Board Member Serves: 63

Gloria Messinger (78)
Board Member (2006)

Principal Occupation During Past 5Years:

• Arbitrator for American Arbitration Association

• Arbitrator for FINRA (formerly, National Association of Securities Dealers, Inc.) • Consultant in Intellectual Property

Other Board Memberships and Affiliations:

• Theater for a New Audience, Inc., Director • Brooklyn Philharmonic, Director

No. of Portfolios for which Board Member Serves: 36

Dr. Martin Peretz (69)
Board Member (1968)

Principal Occupation During Past 5Years:

• Editor-in-Chief of The New Republic Magazine

• Director of TheStreet.com, a financial information service on the web

Other Board Memberships and Affiliations:

• American Council of Trustees and Alumni, Director • Pershing Square Capital Management, Advisor • Montefiore Ventures, General Partner • Harvard Center for Blood Research,Trustee • Bard College,Trustee

• Board of Overseers of YIVO Institute for Jewish Research, Chairman

No. of Portfolios for which Board Member Serves: 36

Anne Wexler (78)
Board Member (2006)

Principal Occupation During Past 5Years:

• Chairman of the Wexler & Walker Public Policy Associates, consultants specializing in government relations and public affairs from January 1981 to present

Other Board Memberships and Affiliations:

• The Community Foundation for the National Capital Region, Director • Member of the Council of Foreign Relations • WETA-DC’s Public TV and Radio Station,Vice Chairman

No. of Portfolios for which Board Member Serves: 50

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

John M. Fraser, Jr., Emeritus Board Member
Rosalind G. Jacobs, Emeritus Board Member
Dr. Paul A. Marks, Emeritus Board Member

The Fund 35

OFFICERS OF THE FUND ( U n a u d i t e d )

J. DAVID OFFICER, President since
December 2006.

Chief Operating Officer,Vice Chairman and a Director of the Manager, and an officer of 77 investment companies (comprised of 167 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since April 1998.

PHILLIP N. MAISANO, Executive Vice
President since July 2007.

Chief Investment Officer,Vice Chair and a director of the Manager, and an officer of 77 investment companies (comprised of 167 portfolios) managed by the Manager. Mr. Maisano also is an officer and/or Board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation, each of which is an affiliate of the Manager. He is 61 years old and has been an employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004, and served as Chief Executive Officer of Evaluation Associates, a leading institutional investment consulting firm, from 1988 until 2004.

MICHAEL A. ROSENBERG, Vice President
and Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 187 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and
Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 78 investment companies (comprised of 187 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President
and Assistant Secretary since
August 2005.

Senior Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 187 portfolios) managed by the Manager. She is 52 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and
Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 187 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President
and Assistant Secretary since
August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 187 portfolios) managed by the Manager. She is 45 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and
Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 187 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and
Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 187 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 187 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since
November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 78 investment companies (comprised of 187 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer
since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 78 investment companies (comprised of 187 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer
since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 78 investment companies (comprised of 187 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 78 investment companies (comprised of 187 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer
since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 78 investment companies (comprised of 187 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer
since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 78 investment companies (comprised of 187 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (78 investment companies, comprised of 187 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 51 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
September 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 74 investment companies (comprised of 183 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Distributor since October 1998.

The Fund 37

For More Information

Dreyfus Premier Growth and Income Fund
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: PEGAX	Class B: PEGBX	Class C: DGICX
	Class I: DRERX	Class T: DGITX	

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2008, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

DREYFUS PREMIER EQUITY FUNDS, INC

© 2008 MBSC Securities Corporation

0320AR0908

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that David P. Feldman, a member of the Audit Committee of Board, is an audit committee financial expert as defined by the Securities and Exchange Commission "SEC"). David P. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $25,515 in 2007 and $26,281in 2008.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $5,122 in 2007 and $5,122 in 2008. These services consisted of security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $-0- in 2007 and $-0- in 2008.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $2,478 in 2007 and $3,577 in 2008. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $-0- in 2007 and $-0- in 2008.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $146 in 2007 and $11 in 2008. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $-0- in 2007 and $-0- in 2008.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,667,704 in 2007 and $4,881,322 in 2008.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

     The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the

Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.
(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Equity Funds, Inc.

By:	/s/ J. David Officer

J. David Officer,
President

Date:	November 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer

J. David Officer,
President

Date:	November 17, 2008

By:	/s/ James Windels

James Windels,
Treasurer

Date:	November 17, 2008

EXHIBIT INDEX
(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)